Consolidated Statements of Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 13,525	$ 13,526
Short-term deposits	384	206
Financial assets at fair value (note 5)	55,642
Inventories (note 6)	3,891	796
Short term trade receivables, net (note 7)	3,034	2,024
Other accounts receivable (note 8)	2,937	581
Total current assets	79,413	17,133
Non-current assets
Intangible assets (note 9)	637
Long term financial assets at fair value (note 10)	333	200
Long term trade receivables (note 7)	1,221
Property, equipment and right of use assets, net (note 11)	3,556	1,545
Total non-current assets	5,747	1,745
Total Assets	85,160	18,878
Current liabilities
Short term loan and current portion of long-term loans (note 12)	9	826
Lease liability (note 13)	819	217
Trade payables	3,348	1,834
Other accounts payable (note 14)	2,200	918
Warrant Liability (note 16)	576	7,743
Total current liabilities	6,952	11,538
Non-current liabilities
Lease liability (note 13)	1,758	241
Long term loans (note 15)	29	108
Severance payment, net		147
Total non-current liabilities	1,787	496
Total liabilities	8,739	12,034
Equity (note 18)
Share capital and additional paid in capital	206,953	83,120
Warrant Reserve	10,147	30,863
Accumulated other comprehensive loss	(1,872)	(549)
Reserve with respect to transactions with non-controlling interests	927	927
Accumulated losses	(138,187)	(100,452)
Total equity attributable to Company shareholders	77,968	13,909
Non-controlling interests (note 20)	(1,547)	(7,065)
Total equity	76,421	6,844
Total liabilities and equity	$ 85,160	$ 18,878